As filed with the Securities and Exchange Commission on December 17, 2010

Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 138	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 140	|X|
(Check appropriate box or boxes)

BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski
BlackRock Funds
55 East 52nd Street
New York, New York 10055
United States of America
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

__________________

It is proposed that this filing will become effective (check appropriate box)

| |	immediately upon filing pursuant to paragraph (b)
|X|	on January 15, 2011 pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 138 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 140 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 15, 2011, the effectiveness of the registration statement for BlackRock China Fund (the “Fund”), filed in Post-Effective Amendment No. 136 on October 5, 2010, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 138 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 136 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 17th day of December, 2010.

BLACKROCK FUNDSSM

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	December 17, 2010
John M. Perlowski

	/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	December 17, 2010
Neal J. Andrews

	Richard S. Davis*	Trustee
Richard S. Davis

	Henry Gabbay*	Trustee
Henry Gabbay

	David O. Beim*	Trustee
David O. Beim

	Ronald W. Forbes*	Trustee
Ronald W. Forbes

	Dr. Matina S. Horner*	Trustee
Dr. Matina S. Horner

	Rodney D. Johnson*	Trustee
Rodney D. Johnson

	Herbert I. London*	Trustee
Herbert I. London

	Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

	Joseph P. Platt*	Trustee
Joseph P. Platt

	Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee
Toby Rosenblatt

	Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Frederick W. Winter*	Trustee
Frederick W. Winter

*By:	/s/ Edward B. Baer		December 17, 2010
Edward B. Baer (Attorney-In-Fact)

*	Power of Attorney, dated February 1, 2009, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Retirement Reserves Fund of Retirement Series Trust (File No. 2-74584), filed February 27, 2009.